Borrowings - Summary of Credit Facility (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 25,733	$ 25,487
Non-current borrowings	25,733	25,300
Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	25,733	25,487	$ 25,104
Issuance of JGB convertible note	27,333	0
Transaction costs	(1,954)	0
Oxford Loan payoff	(25,623)	0
Interest expense	2,974	2,589
Interest paid	(2,484)	(2,206)
Current	0	187
Non-current borrowings	$ 25,733	$ 25,300